Lease (Details)	Jun. 30, 2025	Apr. 30, 2025	Aug. 31, 2024
Office [Member]
Lease [Line Items]
Lease term	3 years
Lease renew term			3 years
Two Stores [Member]
Lease [Line Items]
Lease term	2 years
Lease renew term		2 years